Share based payment arrangements - Options (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 EUR (€) Y EquityInstruments	Sep. 30, 2017 EUR (€) Y	Sep. 30, 2018 EUR (€) Y EquityInstruments	Sep. 30, 2017 EUR (€) Y
Share based payment arrangements
Options exercisable	0		0
Options outstanding	372,000		372,000
Weighted-average contractual life | Y	8.8	9.5	8.8	9.5
Expenses recognized in profit and loss | €	€ 178	€ 132	€ 477	€ 254